TAXES ON INCOME - Summary of Components of the Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforward	$ 125,170	$ 94,973
Research and development costs carryforward	19,212	18,728
Capital loss carryforward	1,900	90
Inventory provision	1,608	948
Accrued expenses	1,732	727
Property and equipment	1,022	311
Lease liabilities	5,855	6,328
Other	2,419	3,020
Total deferred tax assets	158,918	125,125
Valuation allowance	(152,965)	(118,932)
Deferred tax liabilities:
Right-of-use assets	(5,862)	(6,193)
Other	(91)	0
Total deferred tax liabilities	(5,953)	(6,193)
Net deferred tax	$ 0	$ 0